Schedule of Inventories (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 360,019	$ 278,947
Work-in-process	91,153	39,192
Finished goods	5,922	2,100
Total inventories	$ 457,094	$ 320,239